Property and Equipment	12 Months Ended
Oct. 31, 2022
Property and Equipment
Property and Equipment

7. Property and Equipment

	Office equipment	Production	Leasehold
	and computers	equipment	improvements	Vehicles	Buildings	Total
Cost	$	$	$	$	$	$
Opening balance, November 1, 2020	778	-	12,980	167	2,800	16,725
Additions	626	-	9,923	14	-	10,563
Additions from business combinations (Note 5)	1,857	-	5,516	5	-	7,378
Disposal	(146)	-	(1,061)	(170)	-	(1,377)
Impairment loss (i)	(4)	-	(129)	-	-	(133)
Foreign currency translation	(11)	-	(5)	-	-	(16)
Balance, October 31, 2021	3,100	-	27,224	16	2,800	33,140
Additions (ii)	541	34	7,163	21	-	7,759
Additions from business combinations (Note 5)	854	2,692	3,960	-	-	7,506
Foreign currency translation	19	189	4	-	-	212
Balance, October 31, 2022	4,514	2,915	38,351	37	2,800	48,617

Accumulated depreciation
Opening balance, November 1, 2020	252	-	3,218	158	12	3,640
Depreciation	1,044	-	4,192	9	44	5,289
Disposal	(89)	-	(291)	(158)	-	(538)
Foreign currency translation	(1)	-	(6)	-	-	(7)
Balance, October 31, 2021	1,206	-	7,113	9	56	8,384
Depreciation	925	486	7,117	5	217	8,750
Foreign currency translation	-	-	-	-	-	-
Balance, October 31, 2022	2,131	486	14,230	14	273	17,134

Balance, October 31, 2021	1,894	-	20,111	7	2,744	24,756
Balance, October 31, 2022	2,383	2,429	24,121	23	2,527	31,483

(i)	During the year-ended October 31, 2021, the Company identified two locations from the Meta acquisition that would not be operated due to market pressures and increased competition, which resulted in impairment of $133.
(ii)	During the year ended October 31, 2022, the Company had a balance of $178 (2021 - $2,170) in assets under construction, largely related to Cannabis retail locations not yet in operation.
(i)